Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of change in the fair value of the derivative liabilities

The following table provides reconciliation for payment-dependent notes payable measured at fair value using significant unobservable inputs (Level 3) for years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$25,767
Change in fair value of payment-dependent notes payable	27,319
Payment-dependent notes payable transferred out of Level 3 to Level 1	(1,165)
Settlement of payment-dependent notes payable	(62)
Balance as of December 31, 2020	$51,859
Change in fair value of payment-dependent notes payable	29,364
Payment-dependent notes payable transferred out of Level 3 to Level 1	(62,637)
Settlement of payment-dependent notes payable	(5,133)
Balance as of December 31, 2021	$13,453

The following table provides reconciliation for warrant liabilities measured at fair value using significant unobservable inputs (Level 3) for years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$—
Fair value of warrant at issuance	1,488
Change in fair value of warrant liabilities	292
Balance as of December 31, 2020	$1,780
Change in fair value of warrant liabilities	6,064
Balance as of December 31, 2021	$7,844

Motive Capital
Schedule of company's assets and liabilities that are measured at fair value on a recurring basis

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash and Investments held in Trust Account	$414,111,439	$—	$—	$414,111,439
Liabilities:
Derivative liabilities - public warrants	14,076,000	—	—	14,076,000
Derivative liabilities - private placement warrants	—	7,534,400	—	7,534,400
Derivative liabilities - forward purchase agreement	—	—	2,820,000	2,820,000
Total liabilities	$14,076,000	$7,534,400	$2,820,000	$24,430,400

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash and Investments held in Trust Account	$414,020,525	$—	$—	$414,020,525
Liabilities:
Derivative liabilities - public warrants	—	—	21,390,000	21,390,000
Derivative liabilities - private placement warrants	—	—	11,449,330	11,449,330
Derivative liabilities - forward purchase agreement	—	—	7,692,950	7,692,950
Total liabilities	$—	$—	$40,532,280	$40,532,280

Schedule of key assumptions used of estimate the fair value

	As of	As of
	December 31,	December 31,
	2021	2022
Share price, used in warrant valuations	$10.02	n/a
Unit price, used in forward valuation	$10.54	$10.20
Exercise price, warrants	$11.50	n/a
Exercise price, forward	$10.00	$10.00
Term (in years), used in warrant valuations	6.00	n/a
Term (in years), used in forward valuation	0.96	0.25
Volatility	21.00%	15.5%
Risk-free interest rate, used in warrant valuations	0.50%	n/a
Risk-free interest rate, used in forward valuation	0.10%	1.28%
Expected dividends	n/a	n/a

Schedule of change in the fair value of the derivative liabilities

December 31, 2020 - Beginning of Period
Warrant Liabilities - Public	$21,390,000
Warrant Liabilities - Private	11,449,330
Forward Purchase agreement	7,692,950
December 31, 2020	$40,532,280
Change in fair value of warrant liabilities - Public	(7,314,000)
Change in fair value of warrant liabilities - Private	(3,914,930)
Change in fair value of forward purchase agreement	(4,872,950)
December 31, 2021	$24,430,400

Level 3 derivative liabilities at December 31, 2020	$40,532,280
Transfers from Level 3	(32,839,330)
Change in fair value	(6,935,120)
Level 3 derivative liabilities at March 31, 2021	757,830
Change in fair value	(159,200)
Level 3 derivative liabilities at June 30, 2021	598,630
Change in fair value	2,201,370
Level 3 derivative liabilities at September 30, 2021	2,800,000
Change in fair value	20,000
Level 3 derivative liabilities at December 31, 2021	$2,820,000